Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accrued Expenses and Other Current Liabilities
Accrued compensation and related expenses	$ 2,735	$ 1,948
Accrued operating expenses	9,508	7,006	$ 3,422
Accrued marketing expenses	19,942	12,093	5,396
Jackpot liability	1,052	721
Income tax payable	2,674	1,983	13
Other	1,930	2,244
Total accrued expenses and other current liabilities	$ 37,841	$ 25,995	$ 9,670